Statistical Information as of September 30, 2014
Ford Credit Floorplan Master Owner Trust A
Issuing Entity or Trust

Ford Credit Floorplan Corporation
Ford Credit Floorplan LLC	Ford Motor Credit Company LLC
Depositors	Sponsor and Servicer

        The following tables update information in various prospectus supplements of Ford Credit Floorplan Master Owner Trust A, or the "trust", about the dealer floorplan portfolio of Ford Motor Credit Company LLC, or "Ford Credit", and the dealer floorplan portfolio of the trust as of the dates or for the periods indicated. The percentages in the following tables may not sum to 100.0% due to rounding.

Ford Credit's Dealer Floorplan Portfolio Performance

The following tables show the loss experience, payment rates, age distribution, and dealer risk rating group distribution for Ford Credit's dealer floorplan portfolio, which may be influenced by a variety of economic, social, geographic and other factors beyond the control of Ford Credit. The accounts designated to the trust represent most but not all of Ford Credit's dealer floorplan portfolio. There can be no assurance that the loss experience, age distribution, payment rate and dealer risk rating group distribution for the receivables in the trust will be similar to the historical experience shown below for Ford Credit's dealer floorplan portfolio.

Loss Experience of Ford Credit's Dealer Floorplan Portfolio
	Nine months ended September 30,		Year ended December 31,
	2014	2013	2013	2012	2011	2010	2009
Average principal balance (1)	$19,264	$16,727	$17,177	$13,847	$12,199	$11,556	$10,434
Net losses (recoveries) (2)	$(0.8)	$(0.6)	$(1.3)	$(3.5)	$(2.6)	$(10.1)	$36.8
Net losses/average principal bbbbalance(3)	(0.006)%	(0.005)%	(0.008)%	(0.025)%	(0.021)%	(0.087)%	0.353%
Liquidations (4)	$73,867	$71,913	$95,429	$82,418	$76,266	$72,326	$58,406
Net losses/liquidations	(0.001)%	(0.001)%	(0.001)%	(0.004)%	(0.003)%	(0.014)%	0.063%

(1) For periods after 2010, average principal balance is the average of the principal balances of the receivables at the beginning of each month in the period indicated. For periods prior to and including 2010, average principal balance is the average of the average principal balances for each month in the period based on the average of the daily principal balances for the month.

(2) Net losses in any period are gross losses, including actual losses and estimated losses, less any recoveries, including actual recoveries and reductions in the amount of estimated losses, in each case, for the period. This loss experience takes into account financial assistance provided by Ford to dealers in limited instances. If Ford does not provide this assistance in the future, the loss experience of Ford Credit's dealer floorplan portfolio may be adversely affected. This loss experience also reflects recoveries from dealer assets other than the financed vehicles. However, because the interest of the trust in any other dealer assets will be subordinated to Ford Credit's interest in those assets, the net losses experienced by the trust may be higher.

(3) For the non-annual periods, the percentages are annualized.
(4) Liquidations represent payments and net losses that reduce the principal balance of the receivables for the period indicated.

Information Supplement-September 30, 2014

Payment Rates(1) of Ford Credit's Dealer Floorplan Portfolio
	Nine months ended September 30,		Year ended December 31,
	2014	2013	2013	2012	2011	2010	2009
Highest month	46.6%	51.2%	51.2%	58.4%	59.7%	68.7%	72.8%
Lowest month	36.8%	43.8%	37.9%	44.3%	44.3%	41.5%	31.0%
Average of the Months in the period	42.6%	47.8%	46.5%	49.8%	52.2%	52.3%	47.6%

(1) The payment rate for each month equals liquidations divided by average principal balance for the month (each calculated as described in the prior table).

Age Distribution of Ford Credit's Dealer Floorplan Portfolio
	As of September 30, (1)		Year ended December 31,(1)(2)
Days Outstanding	2014	2013	2013	2012	2011	2010	2009
1 - 120	78.0%	79.6%	79.1%	81.7%	84.6%	77.9%	74.2%
121 – 180	10.3%	8.6%	9.8%	8.3%	7.3%	10.5%	10.2%
181 – 270	6.2%	6.8%	6.6%	6.1%	4.9%	7.2%	8.6%
Over 270	5.4%	5.0%	4.5%	3.9%	3.1%	4.3%	7.1%

(1) Age distribution is the number of days that each receivable (including in-transit receivables) has been financed by Ford Credit, expressed as a percentage of the total principal balance of the receivables as of end of the quarter separating the in-transit finance period from the post-delivery finance period.

(2) The age distribution for each year ending December 31 is the average of the age distributions as of the end of each quarter in the year. For quarters ending on or prior to December 31, 2010, the age distribution as of the end of the quarter is the number of days that each receivable has been financed by Ford Credit (excluding any in-transit receivables) expressed as a percentage of the total principal balance of the receivables as of the end of the quarter.

Dealer Risk Rating Group Distribution of Ford Credit's Dealer Floorplan Portfolio
Dealer Risk Rating Group	2014
	Number of Accounts		2013
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	57.8%	78.8%	57.4%	77.0%
II	15.1%	15.8%	15.7%	16.6%
III	1.8%	1.1%	2.4%	1.9%
IV	0.2%	0.2%	0.1%	0.0%
Other (2)	25.0%	4.2%	24.3%	4.6%

Dealer Risk Rating Group	As of December 31,(1)
	2013		2012		2011		2010		2009
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	57.7%	78.6%	45.9%	77.9%	46.7%	75.6%	45.2%	71.7%	38.6%	57.2%
II	15.4%	16.4%	12.2%	15.6%	13.2%	18.3%	16.6%	21.4%	24.5%	33.4%
III	2.5%	2.0%	1.6%	1.4%	1.5%	1.9%	2.9%	2.9%	4.7%	4.6%
IV	0.1%	0.0%	0.1%	0.1%	0.1%	0.1%	0.4%	0.1%	0.9%	0.5%
Other (2)	24.4%	3.0%	40.2%	4.9%	38.4%	4.2%	34.9%	4.0%	31.3%	4.3%
(1) Includes accounts designated to the trust that have a zero balance, but excludes accounts not designated to the trust that have a zero balance.
(2) Includes dealers that have no dealer risk rating, generally because Ford Credit only provides in-transit financing for the dealer or because Ford Credit is in the process of terminating the financing for the dealer.

Information Supplement-September 30, 2014

Trust Portfolio
The following information relates to the trust's portfolio of dealer floorplan receivables originated in accounts designated to the trust. Because the designated accounts and the receivables will change over time, the following information is not necessarily indicative of the composition of the trust portfolio on any other date.
Key Information for the Trust Portfolio
On September 30, 2014 , the accounts designated to the trust and the receivables in the trust had the following characteristics:

·          There were 3,299 designated accounts and the total principal balance of receivables originated in these accounts was $16,180,980,425.71. There were 144 designated accounts that had a principal balance of receivables of zero.

·          The average principal balance of receivables per designated account was $4,904,813.71. Excluding designated accounts with a zero balance, the average principal balance of receivables per designated account was $5,128,678.42.

· The weighted average spread over the prime rate charged on the receivables was 1.33% per annum.
·          The manufacturer overconcentration, the dealer overconcentration, the development dealer overconcentration, the fleet vehicle overconcentration, the medium and heavy truck overconcentration and the used vehicle (including program vehicles) overconcentration were each zero.

· The total principal balance of ineligible receivables was $8,988,394.91
The following tables show the geographic distribution, the account balance distribution and the status distribution of the trust portfolio on September 30, 2014

Geographic Distribution of the Trust Portfolio
State(1)	Principal Balance	Percentage of Total Principal Balance	Number of Designated Accounts	Percentage of Total Number of Designated Accounts
Texas	$2,605,140,145.98	16.1%	257	7.8%
California	$1,116,103,520.76	6.9%	164	5.0%
Florida	$899,806,381.90	5.6%	124	3.8%
Michigan	$836,358,287.81	5.2%	148	4.5%
Other (2)	$10,723,572,089.26	66.3%	2,606	79.0%
Total	$16,180,980,425.71	100%	3,299	100%

(1) Based on the location of the related dealer showroom.
(2) No other state represents more than 5.0% of the principal balance of receivables owned by the trust.

Information Supplement-September 30, 2014

Account Balance Distribution of the Trust Portfolio
Range of Account Balance	Principal Balance	Percentage of Total Principal Balance	Number of Designated Accounts	Percentage of Total Number of Designated Accounts
$999,999.99 or lower	$336,668,083.41	2.1%	877	26.6%
$1,000,000.00 to $2,499,999.99	$1,175,877,101.27	7.3%	687	20.8%
$2,500,000.00 to $4,999,999.99	$2,630,751,548.91	16.3%	725	22.0%
$5,000,000.00 to $7,499,999.99	$2,248,060,300.8	13.9%	368	11.2%
$7,500,000.00 to $9,999,999.99	$1,740,450,085.2	10.8%	200	6.1%
$10,000,000.00 or higher	$8,049,173,306.12	49.7%	442	13.4%
Total	$16,180,980,425.71	100%	3,299	100.0%

Status Distribution of the Trust Portfolio
Number of Days(1) Since Redesignation of Status Account	Principal Balance in Redesignatd Status Accounts	Percentage of Total Principal Balance	Number of Redesignated Status Accounts(2)	Percentage of Total Number of Designated Accounts
1 – 30	$0.00	0.00%	0	0.00%
31 – 60	$0.00	0.00%	0	0.00%
61 – 90	$0.00	0.00%	0	0.00%
91 – 120	$0.00	0.00%	0	0.00%
121 – 150	$0.00	0.00%	0	0.00%
151 – 180	$0.00	0.00%	0	0.00%
Total	$0.00	0.00%	0	0.00%

(1) For purposes of this table each month is assumed to have 30 days.
(2) Represents status dealers that have a balance at the end of the calendar quarter.

Static Pool Information about the Trust Portfolio
The following tables show the loss experience, age distribution, monthly payment rates and dealer risk rating group distribution for the trust portfolio, which may be influenced by a variety of economic, social and geographic conditions and other factors beyond the control of Ford Credit. Because the designated accounts and the receivables will change over time, the actual experience of the trust portfolio may differ from that shown below. There can be no assurance that the experience for the trust portfolio in the future will be similar to the historical experience shown below.

Information Supplement-September 30, 2014

Loss Experience(1) of the Trust Portfolio
	Nine months ended September 30,		Year ended December 31,
	2014	2013	2013	2012	2011	2010	2009
	(Dollars in millions)
Average Principal Balance(2)	$17,235	$15,339	$15,783	$12,780	$11,266	$10,987	$9,717
Net Losses (Recoveries) (3)	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0
Net losses/average principal balance (4)	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%

(1)The trust has not experienced a loss on any receivable during the indicated periods, primarily as a result of the depositors choosing to remove any receivables relating to accounts that are redesignated from the trust because they have been classified as status. However, the depositors are not required to do so, and there can be no assurance that they will continue to do so in the future.

(2) Average principal balance is the average of the principal balances of the receivables at the beginning of each month in the period indicated.
(3) Net losses in any period are gross losses, including actual losses and estimated losses, less any recoveries, including actual recoveries and reductions in the amount of estimated losses, in each case, for the period. Recoveries include amounts received from any other dealer assets securing the receivables in addition to the financed vehicles.

(4) For non-annual periods, the percentages are annualized.

Monthly Payment Rates(1) of the Trust Portfolio
	Six months ended June 30,		Year ended December 31,
	2014	2013	2013	2012	2011	2010	2009
Highest month	42.6%	49.4%	49.4%	55.3%	56.1%	54.6%	61.3%
Lowest month	33.5%	39.2%	36.3%	41.2%	40.4%	34.9%	29.0%
Average of the months in the Period	39.8%	44.0%	43.0%	46.3%	48.1%	46.1%	44.3%

(1) The “monthly payment rate” for a month equals the principal collections for the month divided by the principal balance of the receivables at the beginning of the month.

Age Distribution(1) of Trust Portfolio
	As of June 30		As of December 31
Days Outstanding	2014	2013	2013	2012	2011	2010	2009
1 - 120	78.3%	79.7%	80.2%	84.4%	85.5%	84.6%	87.7%
121 – 180	10.5%	8.6%	9.5%	6.7%	7.6%	8.0%	7.1%
181 – 270	6.1%	6.8%	5.7%	4.8%	4.1%	4.4%	3.0%
Over 270	5.1%	4.9%	4.6%	4.1%	2.8%	3.1%	2.3%

(1) Age distribution is the number of days that each receivable has been financed by Ford Credit, expressed as a percentage of the total principal balance of the receivables. For receivables relating to Ford-manufactured or Ford-distributed new vehicles, the age distribution separately takes into account the in-transit period. The age distribution measures, in the case of those receivables relating to Ford-manufactured or Ford-distributed new vehicles that are in-transit, the age of the receivables from the date the related vehicles were released from the factory or customs, as applicable, and in the case of those receivables relating to Ford-manufactured or Ford-distributed new vehicles that have been delivered to the dealer, the age of the receivables from the date the related vehicles were actually delivered to the dealer.

Information Supplement-September 30, 2014

Dealer Risk Rating Group Distribution of the Trust Portfolio
Dealer Risk Rating Group	As of June 30,(1)
	2014		2013
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	58.8%	79.7%	58.7%	78.1%
II	14.7%	15.4%	14.8%	15.7%
III	1.4%	1.0%	2.3%	1.7%
IV	0.0%	0.0%	0.0%	0.0%
Other (2)	25.1%	4.0%	24.2%	4.5%

Dealer Risk Rating Group	As of December 31,(1)
	2013		2012		2011		2010		2009
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	58.8%	79.6%	45.9%	78.9%	47.4%	77.1%	45.9%	71.9%	39.4%	58.1%
II	14.5%	15.7%	11.6%	15.0%	12.5%	17.5%	16.0%	21.3%	24.6%	33.0%
III	2.3%	2.0%	1.3%	1.3%	1.3%	1.7%	2.7%	2.8%	4.3%	4.4%
IV	0.1%	0.0%	0.0%	0.0%	0.1%	0.0%	0.1%	0.0%	0.2%	0.0%
Other (2)	24.3%	2.8%	41.2%	4.7%	38.7%	3.7%	35.3%	4.0%	31.5%	4.5%

(1) Includes accounts designated to the trust that have a zero balance
(2) Includes dealers that have no dealer risk rating, generally because Ford Credit only provides in-transit financing for the dealers or because Ford Credit is in the process of terminating the financing for the dealer.